Credit Suisse High Yield Credit Fund

Schedule of Investments

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (93.8%)
Aerospace & Defense (3.7%)
$679	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$694,234
2,400	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $ 103.63)(1)	(BB-, B2)	08/01/32	7.250	2,465,295
795	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ $ 103.38)(1)	(BB-, Ba3)	06/15/33	6.750	819,741
900	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ $ 104.38)(1)	(BB-, Ba3)	11/15/30	8.750	949,494
1,323	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $ 103.19)(1)	(BB-, Ba2)	06/15/33	6.375	1,337,419
655	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ $ 102.94)(1)	(BB-, Ba3)	11/01/33	5.875	641,963
2,267	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/28 @ $ 103.19)(1)	(B, B3)	05/31/33	6.375	2,268,354
660	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ $ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	671,877

					9,848,377

Air Transportation (0.4%)
963	American Airlines, Inc./AAdvantage Loyalty IP Ltd., Rule 144A, Senior Secured Notes(1)	(NR, Ba2)	04/20/29	5.750	958,466
147	United Airlines Holdings, Inc., Global Company Guaranteed Notes (Callable 09/01/30 @ $ 100.00)	(BB+, Ba2)	03/01/31	5.375	145,259

					1,103,725

Auto Parts & Equipment (4.3%)
511	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ $ 103.50)(1)	(BB, Ba3)	08/01/30	7.000	524,173
579	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $ 103.69)(1)	(BB, Ba3)	08/01/33	7.375	597,637
1,700	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ $ 102.88)(1)	(BB-, Ba3)	10/15/29	5.750	1,701,018
1,710	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $ 103.38)(1)	(B, Caa1)	09/15/32	6.750	1,724,030
1,198	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $ 103.38)(1)	(BB-, B2)	02/15/30	6.750	1,229,040
893	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ $ 104.00)(1)	(B+, B2)	05/15/32	8.000	934,531
88	Dorman Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/29 @ $ 103.13)(1)	(BB-, Ba3)	06/15/34	6.250	88,361
2,571	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ $ 103.88)(1)	(B+, B1)	05/31/32	7.750	2,674,079
1,802	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	1,834,050

					11,306,919

Brokerage (1.3%)
1,954	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ $ 103.44)(1)	(BB, Ba3)	07/15/32	6.875	1,984,898
1,288	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ $ 103.94)(1)	(BB, Ba3)	03/01/31	7.875	1,342,411

					3,327,309

Building & Construction (1.7%)
728	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $ 102.81)(1)	(BB-, Ba2)	02/01/34	5.625	704,708
2,134	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/10/26 @ $ 101.66)(1)	(BBB-, NR)	08/15/29	6.625	2,143,923
614	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ $ 103.19)(1)	(BB, Ba3)	03/01/32	6.375	621,981
1,024	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ $ 103.38)(1)	(B+, B2)	03/01/33	6.750	1,038,177

					4,508,789

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (2.7%)
$565	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $ 101.59)(1)	(BB-, Ba2)	06/15/30	6.375	$569,694
1,093	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $ 103.44)(1)	(B+, Ba2)	08/15/32	6.875	1,127,952
60	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 100.00)(1),(2)	(CCC+, Caa1)	08/01/28	8.750	31,050
1,135	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 104.75)(1),(2)	(CCC+, Caa1)	08/15/29	9.500	588,663
513	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ $ 102.94)(1)	(BBB-, Ba1)	01/31/31	5.875	512,299
67	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ $ 103.06)(1)	(BBB-, Ba1)	07/31/32	6.125	67,238
751	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $ 103.50)(1)	(BB, B1)	07/15/32	7.000	751,939
1,820	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ $ 103.38)(1)	(B+, B2)	04/01/32	6.750	1,793,655
1,603	White Cap Supply Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $ 103.69)(1)	(CCC+, Caa2)	11/15/30	7.375	1,615,837

					7,058,327

Cable & Satellite TV (1.7%)
1,200	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 102.44)(1)	(BB-, Ba3)	07/15/31	4.875	1,127,029
2,600	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $ 100.00)(1)	(BB-, B1)	03/01/28	5.500	2,571,600
812	VZ Secured Financing BV, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ $ 102.50)(1)	(B+, B1)	01/15/32	5.000	666,819

					4,365,448

Chemicals (2.9%)
715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 101.78)(1)	(BB-, Ba3)	08/01/30	7.125	725,789
725	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ $ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	730,928
2,352	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, Rule 144A, Senior Secured Notes (Callable 06/15/29 @ $ 103.56)(1)	(B, B2)	06/15/33	7.125	2,367,450
726	Element Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 100.00)(1)	(BB+, B1)	09/01/28	3.875	714,356
1,200	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 100.00)(1),(3)	(CC, Caa2)	05/15/29	5.250	904,065
875	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ $ 100.00)(1)	(BB, Ba2)	03/15/32	6.250	884,118
396	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 100.00)(1),(2)	(CCC+, Caa2)	03/15/29	4.625	243,735
1,041	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 103.69)(1)	(B-, B2)	03/01/31	7.375	1,032,882

					7,603,323

Diversified Capital Goods (1.7%)
2,163	Dexko Global, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/28 @ $ 103.75)(1),(2)	(CCC, Caa2)	04/15/32	7.500	1,802,406
750	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	760,128
1,767	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ $ 103.88)(1)	(B+, NR)	07/15/30	7.750	1,820,572

					4,383,106

Electric - Generation (0.1%)
141	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/29 @ $ 102.94)(1)	(BB, Ba2)	05/15/34	5.875	138,511
142	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/31 @ $ 103.06)(1)	(BB, Ba2)	05/15/36	6.125	140,262

					278,773

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (1.4%)
$744	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ $ 103.25)(1)	(B-, B2)	12/01/29	6.500	$717,202
1,802	Ingram Micro, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 100.00)(1)	(BB, Ba3)	05/15/29	4.750	1,756,116
1,250	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ $ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	1,280,619

					3,753,937

Energy - Exploration & Production (4.2%)
999	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 101.19)(1)	(BB, B1)	04/15/30	4.750	958,119
550	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ $ 103.63)(1)	(BB, B1)	03/01/32	7.250	566,004
359	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $ 102.94)(1)	(BB, B1)	03/01/34	5.875	348,540
2,750	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	2,893,187
286	Excelerate Energy LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $ 104.00)(1)	(BB+, NR)	05/15/30	8.000	299,771
874	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $ 103.25)(1)	(BB-, B1)	04/15/32	6.500	872,239
789	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ $ 103.94)(1)	(B+, B1)	10/15/33	7.875	790,218
1,934	SM Energy Co., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 104.38)(1)	(BB, B1)	07/01/31	8.750	2,019,757
191	SM Energy Co., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ $ 104.31)(1)	(BB, B1)	11/01/30	8.625	200,588
424	Solaris Energy Infrastructure LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/28 @ $ 103.19)(1)	(BB-, Ba3)	05/15/31	6.375	416,535
356	Talos Production, Inc., Rule 144A, Secured Notes (Callable 07/15/29 @ $ 104.00)(1)	(B+, B3)	07/15/34	8.000	359,742
1,455	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 101.38)(1)	(B+, B3)	10/15/29	5.500	1,424,304

					11,149,004

Environmental (1.1%)
335	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 103.19)(1)	(BB+, Ba2)	02/01/31	6.375	338,979
236	GFL Environmental Holdings U.S., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $ 102.81)(1)	(BB, Ba3)	07/01/31	5.625	229,366
492	GFL Environmental Holdings U.S., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/29 @ $ 102.75)(1)	(BB, Ba3)	02/01/34	5.500	456,021
511	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes, PIK (Callable 07/01/28 @ $ 106.00)(1),(4)	(B-, B3)	07/01/32	12.000	542,280
606	Reworld Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 101.22)(1)	(B-, Caa1)	12/01/29	4.875	575,584
633	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ $ 103.50)(1)	(B-, Caa1u)	02/01/33	7.000	643,120

					2,785,350

Food - Wholesale (1.8%)
500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 100.00)(1)	(BB+, Ba2)	04/15/27	5.250	500,300
791	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 101.50)(1)	(BB+, Ba2)	06/15/30	6.000	795,242
1,079	Froneri Lux FinCo SARL, Rule 144A, Senior Secured Notes (Callable 07/15/28 @ $ 103.00)(1)	(BB-, B1)	08/01/32	6.000	1,055,167
1,315	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ $ 103.06)(1)	(BB, B1)	09/15/32	6.125	1,320,553
1,072	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/31 @ $ 103.25)(1)	(B+, B2)	03/15/36	6.500	1,046,214
96	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/29 @ $ 103.13)(1)	(B+, B2)	10/15/34	6.250	93,397

					4,810,873

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming (2.7%)
$599	Brightstar Lottery PLC/Brightstar Global Solutions Corp., Rule 144A, Senior Secured Notes (Callable 12/15/28 @ $ 102.88)(1)	(BB+, Ba1)	01/15/33	5.750	$578,204
473	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	474,860
268	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	256,260
499	Flutter Treasury DAC, Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $ 102.94)(1)	(BBB-, Ba1)	06/04/31	5.875	491,793
1,355	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $ 103.13)(1)	(BB-, B2)	10/01/33	6.250	1,331,958
347	Penn Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $ 103.38)(1)	(B, B3)	04/01/31	6.750	348,444
396	Pioneer Opco LLC, Rule 144A, Senior Secured Notes (Callable 05/15/28 @ $ 103.50)(1)	(B, B2)	05/15/33	7.000	400,083
3,121	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $ 104.63)(1)	(B, B1)	07/01/32	9.250	3,317,773

					7,199,375

Gas Distribution (2.2%)
1,020	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/30/26 @ $ 104.44)	(B+, B2)	04/15/30	8.875	1,065,327
522	Kinetik Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 101.47)(1)	(BB+, Ba1)	06/15/30	5.875	522,788
914	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ $ 103.38)(1)	(BB, Ba2)	03/15/33	6.750	929,793
315	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ $ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	306,974
900	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 103.00)(1)	(B+, B1)	12/31/30	6.000	894,210
1,950	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 103.69)(1)	(B+, B1)	02/15/29	7.375	1,997,239

					5,716,331

Health Facilities (0.9%)
1,408	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ $ 103.25)(1)	(B+, B1)	04/01/33	6.500	1,427,215
369	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ $ 103.63)(1),(2)	(CCC+, Caa2)	04/15/32	7.250	370,712
409	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 11/15/28 @ $ 102.75)(1)	(BB+, Ba2)	11/15/32	5.500	402,740
351	Western Dental Holdings LLC, Second Lien Convertible Notes(16)	(NR, NR)	04/28/34	0.000	242,304

					2,442,971

Health Services (2.3%)
2,630	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ $ 103.25)(1)	(BB-, B1)	01/15/31	6.500	2,631,483
1,395	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 101.63)(1)	(CCC, Caa2)	02/15/30	6.500	1,347,359
2,031	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $ 101.34)(1)	(BB, Ba2)	02/15/30	5.375	1,987,828

					5,966,670

Hotels (0.5%)
427	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $ 103.25)(1)	(BB, Ba3)	06/15/33	6.500	434,419
247	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ $ 103.25)(1)	(BB, Ba3)	04/01/32	6.500	251,404
494	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/29 @ $ 102.88)(1)	(BB, Ba3)	03/15/34	5.750	483,927
139	Wyndham Hotels & Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/29 @ $ 102.81)(1)	(BB-, Ba2)	03/01/33	5.625	135,372

					1,305,122

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (4.0%)
$2,588	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 101.69)(1)	(B+, B2)	04/15/28	6.750	$2,601,944
600	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 103.19)(1)	(B+, B1)	02/15/29	6.375	602,777
1,602	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $ 103.88)(1)	(B-, B3)	02/15/31	7.750	1,627,549
713	Ardonagh Group Finance Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ $ 104.44)(1)	(CCC, Caa2)	02/15/32	8.875	710,037
516	CRC Insurance Group LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $ 103.56)(1)	(B, B2)	06/01/31	7.125	515,180
619	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $ 103.63)(1)	(B, B2)	02/15/31	7.250	613,629
1,200	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 103.63)(1)	(B+, B1)	06/15/30	7.250	1,236,104
780	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 104.25)(1)	(B-, B2)	03/15/30	8.500	805,657
1,413	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ $ 103.44)(1)	(CCC, Caa2)	10/01/33	6.875	1,337,698
429	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ $ 102.94)(1)	(BB-, Ba3)	08/01/32	5.875	423,341

					10,473,916

Investments & Misc. Financial Services (4.5%)
3,150	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 102.13)(1)	(CCC+, B3)	11/15/29	8.500	3,159,127
900	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ $ 103.25)	(BB+, Ba1)	05/15/32	6.500	909,696
932	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $ 100.00)(1)	(B-, Caa1)	04/15/29	5.250	887,784
1,952	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ $ 103.38)(1)	(B, B2)	09/15/31	6.750	1,941,069
232	Hightower Holding LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 104.56)(1)	(CCC, Caa2)	01/31/30	9.125	241,514
1,864	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 100.00)(1)	(B, B2)	06/15/29	4.000	1,633,024
1,835	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ $ 103.75)(1)	(B+, B1)	06/15/31	7.500	1,904,146
1,213	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ $ 103.31)(1)	(BB, Ba2)	04/01/33	6.625	1,215,447

					11,891,807

Machinery (3.8%)
600	Columbus McKinnon Corp., Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $ 103.56)(1)	(B, Ba3)	02/01/33	7.125	604,995
2,441	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $ 103.06)(1)	(BB-, Ba3)	06/01/33	6.125	2,451,320
178	Goat Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $ 103.38)(1)	(B, B2)	02/01/32	6.750	180,993
3,956	Griffon Corp., Global Company Guaranteed Notes (Callable 08/30/26 @ $ 100.00)	(B+, B1)	03/01/28	5.750	3,954,303
2,164	Lsf12 Helix Parent LLC, Rule 144A, Senior Secured Notes (Callable 02/01/28 @ $ 103.56)(1)	(B, B2)	02/01/33	7.125	2,124,067
198	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 12/01/27 @ $ 103.94)(1)	(B, B3)	12/01/30	7.875	207,043
487	Synergy Infrastructure Holdings LLC, Rule 144A, Secured Notes (Callable 07/15/29 @ $ 103.50)(1)	(B, B3)	07/15/34	7.000	491,614

					10,014,335

Media - Diversified (0.0%)
40	Tech 7 SAS Super Senior(3),(5),(16)	(NR, NR)	12/31/27	0.000	0
67	Tech 7 SAS Super Senior(3),(5),(16)	(NR, NR)	12/31/27	0.000	0
20	Tech 7 SAS Technicolor Creative Studios Super Senior(3),(5),(16)	(NR, NR)	12/31/27	0.000	0
20	Technicolor Creative Studios SA(3),(5),(16)	(NR, NR)	12/31/27	0.000	0

					0

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Media Content (0.2%)
$538	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ $ 101.94)(1)	(BB+, Ba3)	09/01/31	3.875	$485,711

Medical Products (0.3%)
555	Medline Borrower LP, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 101.31)(1)	(BB-, Ba2)	10/01/29	5.250	550,164
247	Teleflex, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/29 @ $ 102.94)(1)	(BB, Ba2)	01/15/32	5.875	245,488

					795,652

Metals & Mining - Excluding Steel (3.7%)
1,080	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ $ 103.38)(1)	(BB-, B1)	03/31/33	6.750	1,086,353
1,959	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ $ 103.19)(1)	(BB-, Ba3)	08/15/32	6.375	1,976,508
3,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 101.63)(1)	(B+, B1)	02/15/30	6.500	3,014,145
337	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 104.31)(1)	(B, NR)	06/01/31	8.625	351,007
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/29 @ $ 103.63)(1)	(B, NR)	02/15/34	7.250	203,878
1,426	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/31 @ $ 103.19)(1)	(B, NR)	02/15/36	6.375	1,380,723
1,892	Kaiser Aluminum Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $ 102.94)(1)	(BB-, B2)	03/01/34	5.875	1,848,570

					9,861,184

Oil Field Equipment & Services (0.4%)
422	Kraken Oil & Gas Partners LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/28 @ $ 103.56)(1)	(B+, B3)	05/15/31	7.125	416,448
441	Oceaneering International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/29 @ $ 103.44)(1)	(BB, Ba3)	07/15/34	6.875	451,405
316	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ $ 103.13)(1)	(B+, B1)	10/01/33	6.250	311,235

					1,179,088

Oil Refining & Marketing (1.9%)
1,643	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ $ 104.13)(1)	(BB-, B1)	01/15/32	8.250	1,713,790
705	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $ 102.94)(1)	(BB+, Ba1)	03/15/34	5.875	691,300
900	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ $ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	928,795
320	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ $ 103.13)(1)	(BB+, Ba1)	07/01/33	6.250	320,961
1,369	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ $ 104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	1,400,490

					5,055,336

Packaging (5.3%)
1,164	Canpack Group, Inc./CANPACK SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/28 @ $ 103.00)(1)	(BB, NR)	05/15/31	6.000	1,158,256
252	Cascades, Inc./Cascades USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 100.00)(1)	(BB-, Ba3)	01/15/28	5.375	251,339
1,322	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ $ 103.38)(1)	(BB-, Ba3)	07/15/30	6.750	1,343,945
179	Crown Americas LLC, Global Company Guaranteed Notes (Callable 06/01/28 @ $ 102.94)	(BB+, Ba2)	06/01/33	5.875	178,762
1,425	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 06/01/27 @ $ 104.63)(1)	(CCC+, Caa2)	04/15/30	9.250	1,413,829
2,323	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 06/01/27 @ $ 103.94)(1)	(B, B2)	04/15/30	7.875	2,370,912
418	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 103.63)(1),(2)	(B+, B3)	05/15/31	7.250	396,289

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging (continued)
$1,028	Sword Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 04/15/29 @ $ 104.13)(1)	(B+, B1)	04/15/33	8.250	$1,052,527
1,680	Sword Purchaser LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ $ 105.25)(1)	(B, B3)	04/15/34	10.500	1,737,791
768	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ $ 104.75)(1)	(B-, B3)	05/15/30	9.500	694,250
3,401	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	3,331,876

					13,929,776

Personal & Household Products (1.3%)
1,535	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/28 @ $ 102.81)(1)	(BB, Ba3)	12/01/33	5.625	1,507,222
1,618	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ $ 103.00)(1),(2)	(B, B2)	09/15/33	6.000	1,535,232
177	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $ 103.13)(1)	(BB-, B1)	07/15/34	6.250	177,711
231	Whirlpool Corp., Rule 144A, Senior Secured Notes (Callable 07/01/28 @ $ 103.75)(1)	(BB+, Ba1)	07/01/31	7.500	229,577

					3,449,742

Pharmaceuticals (0.2%)
600	IQVIA, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ $ 103.13)(1)	(BB, Ba2)	06/01/32	6.250	608,469

Rail (1.0%)
2,062	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ $ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	2,076,519
584	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ $ 103.56)(1)	(B, B3)	08/01/32	7.125	599,094

					2,675,613

Real Estate Investment Trusts (0.9%)
477	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ $ 100.00)(1)	(BB-, Ba3)	01/15/31	5.750	470,367
514	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ $ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	515,684
1,432	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/30 @ $ 100.00)(1)	(BB-, Ba3)	06/01/31	6.125	1,432,658

					2,418,709

Recreation & Travel (5.2%)
3,901	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 100.00)(1),(2)	(CCC-, Caa3)	11/15/27	6.625	3,702,895
3,362	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 101.31)(1)	(B+, B2)	08/15/29	5.250	3,272,251
2,292	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 103.63)(1)	(B, Caa1)	05/15/31	7.250	2,249,376
305	Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $ 104.31)(1)	(B, Caa1)	01/15/32	8.625	308,735
2,426	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 100.00)(1)	(BB+, B1)	11/01/27	4.875	2,413,492
1,858	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $ 103.25)(1)	(BB-, Ba3)	05/15/32	6.500	1,884,075

					13,830,824

Restaurants (0.2%)
600	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $ 103.06)(1)	(BBB-, Ba2)	06/15/29	6.125	606,565

Software - Services (6.0%)
613	AmeriTex Holdco Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $ 103.81)(1)	(B, B2)	08/15/33	7.625	631,663

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services (continued)
$872	Carrix, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/29 @ $ 103.06)(1)	(NR, Ba1)	08/01/33	6.125	$870,454
1,260	Cloud Software Group LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ $ 103.31)(1)	(B, B1)	08/15/33	6.625	1,099,590
445	CompoSecure Holdings LLC, Rule 144A, Senior Secured Notes (Callable 02/01/29 @ $ 102.81)(1)	(B+, B1)	02/01/33	5.625	428,044
2,292	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 100.00)(1)	(BB, Ba2)	07/15/29	4.125	2,185,195
750	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ $ 100.00)(1)	(BB-, Ba3)	12/01/27	5.250	749,211
2,336	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ $ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,351,130
727	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ $ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	641,780
1,444	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ $ 103.44)(1)	(B, B2)	02/01/31	6.875	1,414,126
3,498	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 100.00)(1)	(B-, Caa1)	12/15/28	7.125	2,865,268
2,147	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $ 103.25)(1)	(B, B1)	03/15/33	6.500	2,135,230
600	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 100.00)(1)	(B, B1)	02/01/29	3.875	498,532

					15,870,223

Specialty Retail (1.4%)
1,144	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ $ 103.00)(1),(4)	(B+, Caa1)	07/15/33	10.000	1,229,199
2,275	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/30/26 @ $ 104.13)(1)	(BB-, B2)	08/01/31	8.250	2,371,462
219	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ $ 102.44)(1)	(BB-, B1)	11/15/31	4.875	209,297

					3,809,958

Steel Producers/Products (0.4%)
503	Carpenter Technology Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/29 @ $ 102.81)(1)	(BB+, Ba1)	03/01/34	5.625	496,429
486	Commercial Metals Co., Rule 144A, Senior Unsecured Notes (Callable 11/15/28 @ $ 102.88)(1)	(BB+, Ba2)	11/15/33	5.750	477,411

					973,840

Support - Services (7.5%)
1,072	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ $ 103.00)(1)	(BB, Ba2)	08/01/33	6.000	1,065,424
2,876	Albion Financing 1 SARL / Aggreko Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/21/27 @ $ 103.50)(1)	(BB-, B1)	05/21/30	7.000	2,931,421
3,729	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ $ 103.94)(1)	(B, B3)	02/15/31	7.875	3,874,356
1,014	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	999,346
558	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/28 @ $ 104.50)(1)	(B-, B2)	08/01/31	9.000	551,287
620	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/28 @ $ 106.00)(1)	(CCC, Caa2)	02/01/32	12.000	582,478
1,458	Everforth, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 100.00)(1)	(BB, Ba3)	05/15/28	4.625	1,393,345
487	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ $ 103.50)(1)	(BB-, Ba3)	06/15/30	7.000	502,617
994	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ $ 103.63)(1)	(BB-, Ba3)	06/15/33	7.250	1,026,193
1,794	PODS LLC, Rule 144A, Senior Secured Notes (Callable 05/15/28 @ $ 104.38)(1)	(B-, B3)	05/15/31	8.750	1,713,244
343	QXO Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ $ 103.25)(1)	(BB-, B2)	07/15/31	6.500	344,183
438	QXO Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $ 103.44)(1)	(BB-, B2)	07/15/34	6.875	438,954

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services (continued)
$1,186	QXO Building Products, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/28 @ $ 103.38)(1)	(BB+, Ba2)	04/30/32	6.750	$1,212,662
374	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ $ 103.19)(1)	(BB, Ba3)	03/15/33	6.375	380,687
1,918	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $ 103.31)(1)	(BB-, B2)	06/15/29	6.625	1,951,810
1,127	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/10/26 @ $ 101.25)(1),(2)	(B, B3)	01/15/30	5.000	877,251

					19,845,258

Tech Hardware & Equipment (2.3%)
3,611	Ahead DB Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/30/26 @ $ 100.00)(1)	(CCC+, Caa1)	05/01/28	6.625	3,626,303
993	CoreWeave, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/29 @ $ 104.81)(1)	(B, B1)	07/15/32	9.625	886,831
1,500	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ $ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	1,520,195

					6,033,329

Telecom - Wireless (0.4%)
853	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 101.22)(1),(3)	(B-, Caa1)	10/21/28	4.875	984,788

Telecom - Wireline Integrated & Services (2.6%)
1,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 100.00)(1),(2)	(CCC, Caa2)	01/15/28	5.000	951,361
1,623	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $ 101.00)(1)	(CCC+, Caa1)	10/15/31	6.500	1,574,277
229	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ $ 101.00)(1)	(CCC+, Caa1)	04/15/32	6.500	221,449
804	ELK Grove Village Property LLC, Rule 144A, Senior Secured Notes (Callable 06/15/28 @ $ 103.75)(1)	(BB-, Ba3)	06/15/31	7.500	772,449
949	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/31 @ $ 104.25)(1)	(B-, B3)	01/15/36	8.500	988,349
145	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/31 @ $ 103.75)(1)	(B-, B3)	02/15/37	7.500	144,126
2,000	Virgin Media O2 Vendor Financing Notes VI DAC, Rule 144A, Senior Secured Notes (Callable 03/15/29 @ $ 104.25)(1)	(B-, B3)	03/15/33	8.500	1,261,850
300	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 101.13)(1)	(B+, Ba3)	08/15/30	4.500	246,946
600	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	478,808
290	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 08/30/26 @ $ 102.38)(1)	(B+, Ba3)	07/15/31	4.750	230,764

					6,870,379

Theaters & Entertainment (0.7%)
329	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/29 @ $ 103.63)(1)	(BB, Ba3)	07/01/33	7.250	341,138
1,359	OAK-Eagle Acquireco, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/29 @ $ 104.38)(1)	(B, B3)	07/01/34	8.750	1,432,586

					1,773,724

Transport Infrastructure/Services (2.0%)
1,694	GB AIT Buyer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/30/29 @ $ 104.38)(1)	(B-, Caa1)	04/30/34	8.750	1,683,173
1,568	Gee Automotive Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/01/28 @ $ 103.63)(1)	(B+, B3)	03/01/31	7.250	1,581,174
300	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/10/26 @ $ 103.56)(1)	(B+, Ba3)	06/01/31	7.125	308,225
600	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ $ 103.56)(1)	(B+, Ba3)	02/01/32	7.125	619,056

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Transport Infrastructure/Services (continued)
$1,032	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 08/10/26 @ $ 101.56)(1)	(BBB-, Ba1)	06/01/28	6.250	$1,041,695

					5,233,323

TOTAL CORPORATE BONDS (Cost $250,278,946)					247,585,278

BANK LOANS (31.8%)
Advertising (0.9%)
2,772	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(6)	(B, B1)	12/31/31	7.981	2,487,167

Aerospace & Defense (0.1%)
203	Atlas CC Acquisition Corp.(7),(11)	(CCC, Caa2)	05/25/29	0.000	15,416
1,392	Atlas CC Acquisition Corp.(7),(11)	(CCC, Caa2)	05/25/29	0.000	105,678
271	HDI Aerospace Intermediate Holding III Corp., 6 mo. USD Term SOFR + 3.250%(6)	(B, B2)	02/11/32	7.118	271,931

					393,025

Air Transportation (0.1%)
222	American Airlines, Inc., 3 mo. USD Term SOFR + 3.000%(6)	(BB, Ba3)	05/29/33	6.666	220,603

Auto Parts & Equipment (0.2%)
488	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(6),(8),(16)	(NR, NR)	11/30/26	9.845	449,159

Building & Construction (0.3%)
61	Trilon Group LLC, 3 mo. USD Term SOFR + 3.500%(6),(9)	(NR, B3)	06/13/33	7.253	61,263
689	Trilon Group LLC, 3 mo. USD Term SOFR + 3.500%(6)	(B-, B3)	06/13/33	7.253	689,206

					750,469

Building Materials (0.5%)
585	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(6)	(CCC+, Caa2)	10/10/30	8.482	324,677
493	Core & Main LP, 3 mo. USD Term SOFR + 1.750%(6)	(BB, Ba2)	07/01/33	5.475 - 7.500	494,817
774	Cornerstone Building Brands, Inc., 3 mo. USD Term SOFR + 5.625%(6)	(CCC+, Caa1)	08/01/28	9.289	399,725

					1,219,219

Chemicals (1.6%)
500	Ineos Finance PLC, 1 mo. USD Term SOFR + 5.000%(6)	(B+, NR)	06/25/32	8.731	465,000
500	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%(6)	(B, B3)	10/07/31	7.981	411,565
953	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(6)	(CCC, B2)	07/03/28	7.757	910,630
853	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%(6)	(NR, B3)	04/30/30	9.899	838,755
651	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(6)	(CCC-, Caa3)	04/30/30	8.049	370,134
1,154	PMHC II, Inc., 3 mo. USD Term SOFR + 5.500%(6),(16)	(CCC-, Caa3)	04/30/30	9.149	652,010
334	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 1.000%, 5.000% PIK(4),(6)	(B-, Caa1)	12/23/30	9.620	380,367
106	SK Neptune Husky Finance SARL(8)	(NR, WR)	01/03/29	0.000	13,587
1,085	SK Neptune Husky Group SARL(8)	(NR, WR)	01/03/29	0.000	31,748
309	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%(6)	(B, B2)	04/04/29	5.982	249,488

					4,323,284

Electronics (1.8%)
200	Altar Bidco, Inc., 1 mo. USD Term SOFR + 5.600%(6)	(CCC+, Caa1)	02/01/30	9.108	194,563
1,602	Altar Bidco, Inc., 3 mo. USD Term SOFR + 3.350%(6),(10)	(B, B1)	02/01/29	0.000	1,606,323
1,083	Idemia Group, 3 mo. USD Term SOFR + 4.250%(6)	(B, B3)	09/30/28	7.982	1,081,724
2,244	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%(6),(10)	(B, B2)	04/16/32	0.000	1,761,812

					4,644,422

Energy - Exploration & Production (0.0%)
2,950	PES Holdings LLC, 3.000% PIK(4),(8),(11)	(NR, WR)	12/31/26	0.000	29,504

Food - Wholesale (1.6%)
2,500	AI Aqua Merger Sub, Inc.(3),(6),(10)	(B, B2)	07/05/33	0.000	2,884,758
850	Quantum Bidco Ltd., 1 mo. GBP SONIA + 5.500%(6),(10),(12)	(B, B3)	01/31/28	9.506	1,141,983

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Food - Wholesale (continued)
$450	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%(6)	(CCC-, Ca)	12/31/29	7.744	$87,300

					4,114,041

Health Facilities (0.2%)
30	Western Dental Holdings LLC(6),(9),(10)	(NR, NR)	01/28/32	0.000	29,652
182	Western Dental Holdings LLC, 3 mo. USD Term SOFR + 2.500%, 7.500% PIK(4),(6)	(NR, NR)	01/28/32	13.823	183,120
248	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(6)	(B, B3)	02/08/28	9.088	246,677

					459,449

Health Services (0.8%)
2,270	ADMI Corp., 1 mo. USD Term SOFR + 3.750%(6)	(B-, B3)	12/23/27	7.595	2,128,355

Hotels (0.2%)
199	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 7.500%, 0.000% PIK(4),(6)	(B-, Caa1)	03/11/30	11.282	194,772
216	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(6)	(B+, B2)	03/11/30	9.282	212,353

					407,125

Insurance Brokerage (0.5%)
192	Allied Benefit Systems Intermediate LLC(6),(9),(10),(16)	(NR, NR)	10/31/30	0.000	191,769
1,201	Allied Benefit Systems Intermediate LLC, 1 mo. USD Term SOFR + 5.000%(6),(16)	(NR, NR)	10/31/30	8.731	1,196,859

					1,388,628

Investments & Misc. Financial Services (1.3%)
188	CoreLogic, Inc., 1 mo. USD Term SOFR + 4.250%(6)	(B-, B2)	07/25/31	7.974	181,160
2,011	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%(6)	(CCC+, Caa2)	07/31/30	5.823	1,858,923
1,402	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%(6)	(B-, B2)	10/30/28	10.494	1,214,994

					3,255,077

Machinery (0.9%)
445	CD&R Hydra Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(6)	(B, B3)	03/25/31	7.831	446,886
1,994	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.000%(6),(16)	(B-, B2)	08/30/30	8.731	2,011,880

					2,458,766

Media - Diversified (0.2%)
1,178	Cast & Crew Payroll LLC, 3 mo. USD Term SOFR + 3.750%(6)	(CCC+, Caa1)	12/29/28	7.573	417,348
318	Technicolor Creative Studios, 0.500% PIK(3),(4),(5),(7),(8),(11),(16)	(NR, NR)	06/07/30	0.500	0
347	Technicolor Creative Studios(3),(5),(16)	(NR, NR)	09/15/26	0.000	0

					417,348

Oil Field Equipment & Services (0.4%)
1,000	Subterra Energy Borrower LLC, 3 mo. USD Term SOFR + 3.250%(6),(16)	(BB-, Ba3)	06/30/33	6.994	1,005,000

Packaging (1.0%)
1,704	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	03/07/33	7.666 - 7.823	1,670,521
1,210	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(6)	(B-, B3)	03/03/31	6.981	1,096,651

					2,767,172

Personal & Household Products (0.9%)
407	Prestige Brands, Inc., 1 mo. USD Term SOFR + 2.000%(6)	(BBB-, Ba2)	06/13/33	5.731	408,475
1,954	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(6)	(NR, NR)	06/29/28	11.347	1,841,243
213	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(6),(16)	(NR, NR)	06/29/28	11.348	212,630

					2,462,348

Recreation & Travel (0.8%)
2,000	Peninsula Pacific Entertainment LLC, 6 mo. USD Term SOFR + 4.750%(6)	(B-, B3)	10/01/32	8.596	2,011,260

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Restaurants (1.1%)
$2,773	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B, B2)	01/27/29	6.981	$2,776,589

Software - Services (10.6%)
805	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%(6)	(B, B3)	08/02/29	9.345	691,871
1,581	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(6),(10)	(B, B1)	03/21/31	6.982	1,437,627
755	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%(6)	(NR, B2)	09/29/28	7.494	710,785
2,000	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%(6)	(CCC+, B2)	10/16/28	7.595	1,274,640
850	Dayforce, Inc., 3 mo. USD Term SOFR + 3.000%(6)	(B-, B3)	02/04/33	6.823	793,091
1,937	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%(6)	(B-, B3)	08/14/28	9.232	1,852,312
1,100	Finastra USA, Inc.(6),(10)	(CCC, Caa2)	09/15/33	0.000	984,500
1,406	Finastra USA, Inc., 6 mo. USD Term SOFR + 4.000%(6)	(B-, B3)	09/15/32	7.746	1,352,367
471	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%(6),(8)	(CCC+, Caa2)	12/06/32	8.666	425,840
1,579	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%(6)	(CCC+, Caa1)	02/01/29	8.223	919,386
663	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%(6)	(B, B1)	02/01/29	9.823	644,276
543	Polaris Newco LLC, 1 mo. GBP SONIA + 5.250%(6),(12)	(CCC+, B3)	06/02/28	8.981	633,824
1,527	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%(6)	(CCC+, B3)	06/02/28	8.084	1,366,377
1,600	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%(6)	(B-, Caa1)	05/09/33	8.732	973,008
2,872	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%(6)	(B-, B3)	04/24/28	6.994	2,754,619
367	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 5.500%(6)	(CCC+, Caa3)	12/31/30	9.323	112,044
95	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(6)	(B, B3)	12/31/30	8.573	75,936
982	SonarSource Financing LLC, 3 mo. USD Term SOFR + 4.000%(6),(16)	(B, B2)	12/19/30	7.729	942,780
1,425	Sovos Compliance LLC, 1 mo. USD Term SOFR + 3.250%(6)	(B-, B3)	08/13/29	6.981	1,368,672
2,549	Surf Holdings LLC, 1 mo. USD Term SOFR + 3.500%(6)	(B-, B3)	03/05/27	7.345	2,419,632
1,995	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%(6)	(B, B2)	06/18/29	6.732	1,954,997
1,156	UKG, Inc., 3 mo. USD Term SOFR + 2.250%(6)	(B, B2)	02/10/31	6.073	1,111,729
1,496	XPLOR T1 LLC, 3 mo. USD Term SOFR + 3.250%(6),(16)	(B-, B3)	12/01/32	6.907	1,395,236
1,995	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%(6),(16)	(B, B3)	02/14/32	7.231	1,865,290

					28,060,839

Steel Producers/Products (0.5%)
1,460	OPTA, Inc., 3 mo. USD Term SOFR + 6.750%(6),(8)	(NR, NR)	11/09/28	10.855	1,449,388

Support - Services (3.6%)
1,492	BCPE Empire Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(6)	(B, B3)	12/29/32	7.231	1,477,864
72	BCPE HIPH Parent, Inc.(6),(9),(10)	(B-, B2)	07/05/33	0.000	72,283
678	BCPE HIPH Parent, Inc., 3 mo. USD Term SOFR + 4.000%(6)	(B-, B2)	07/05/33	7.738	684,283
1,506	CoreLogic, Inc., 1 mo. USD Term SOFR + 4.250%(6)	(B-, B2)	06/02/28	7.974	1,449,284
602	East West Manufacturing LLC, 1 mo. USD Term SOFR + 5.500%(6),(16)	(B-, B3)	07/01/32	9.144	591,674
2,000	Gloves Buyer, Inc., 3 mo. USD Term SOFR + 3.750%(6)	(B-, B3)	05/21/32	7.483	2,005,420
499	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(6)	(CCC-, Caa2)	01/02/29	10.732	279,474
712	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(6)	(B, B2)	01/02/29	9.982	697,930
1,220	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(6)	(CCC, Caa2)	08/10/29	8.494	681,139
416	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(6)	(CCC-, Caa3)	08/10/29	11.494	42,813
997	Lew’s Intermediate Holdings LLC, 3 mo. USD Term SOFR + 5.000%(6),(8)	(CCC+, Caa2)	02/11/28	8.666	855,947
199	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%(6),(10)	(BB-, B2)	08/31/28	5.481	170,968
600	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(6),(8)	(CCC, Caa3)	11/02/28	12.584	536,250

					9,545,329

Tech Hardware & Equipment (0.3%)
661	CoreWeave Financing DDTL V LLC, 1 mo. USD Term SOFR + 4.500%(6),(9)	(NR, Ba2)	11/17/31	8.120	661,404

Telecom - Wireless (0.5%)
1,496	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(6)	(B, B3)	11/12/27	6.994	1,046,160
350	NTI Buyer LLC, 3 mo. USD Term SOFR + 4.250%(6),(16)	(B+, B2)	07/01/33	7.897	344,750

					1,390,910

Telecom - Wireline Integrated & Services (0.8%)
808	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(6)	(NR, B3)	08/01/29	9.400	617,694
1,596	Zacapa SARL, 3 mo. USD Term SOFR + 3.750%(6)	(B, B2)	03/22/29	7.482	1,600,113

					2,217,807

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Theaters & Entertainment (0.1%)
$ 324	Electronic Arts, Inc.(6),(10)	(BB, Ba3)	03/24/33	0.000	$326,370

TOTAL BANK LOANS (Cost $92,284,467)					83,820,057

ASSET BACKED SECURITIES (9.4%)
Collateralized Debt Obligations (9.4%)
1,000	Anchorage Capital CLO 8 Ltd., 2016-8A, Rule 144A, 3 mo. USD Term SOFR + 6.590%(1),(6)	(NR, NR)	10/27/38	10.400	1,002,787
1,170	Anchorage Capital Europe CLO 6 DAC, 6A, Rule 144A, 3 mo. EURIBOR + 3.400%(1),(3),(6)	(BBB-, NR)	10/22/38	5.893	1,355,460
2,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A(1)	(NR, Baa3)	04/25/42	6.496	2,019,073
2,000	Anchorage Credit Funding 20 Ltd., 2026-20A, Rule 144A(1)	(NR, Ba3)	04/25/42	8.896	1,987,506
1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A(1)	(NR, Baa2)	04/27/39	6.659	1,246,764
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972%(1),(6)	(B-, NR)	10/15/36	10.725	915,685
2,000	CBAMR Ltd., 2017-3AR, Rule 144A, 3 mo. USD Term SOFR + 4.850%(1),(6)	(NR, NR)	07/17/39	8.617	2,012,651
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.250%(1),(6)	(BB-, NR)	04/20/34	9.979	1,410,946
2,500	Golub Capital Partners CLO 55B Ltd., 2021-55A, Rule 144A, 3 mo. USD Term SOFR + 2.750%(1),(6)	(NR, NR)	10/20/38	6.479	2,504,250
1,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(6)	(NR, B1)	07/15/31	10.165	1,476,367
1,500	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%(1),(6)	(B, NR)	10/20/34	11.101	1,333,117
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%(1),(6)	(NR, Ba1)	01/22/35	9.745	1,456,639
1,000	Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 3.350%(1),(6)	(NR, NR)	10/25/36	7.160	994,687
1,500	Octagon 67 Ltd., 2023-1A, Rule 144A, 3 mo. USD Term SOFR + 7.410%(1),(6)	(NR, NR)	07/25/38	11.220	1,511,660
1,500	Peebles Park CLO Ltd., 2024-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500%(1),(6)	(BBB-, NR)	04/21/37	7.234	1,492,066
2,000	RAD CLO 30 Ltd., 2025-30A, Rule 144A, 3 mo. USD Term SOFR + 4.000%(1),(6)	(NR, NR)	10/15/38	7.753	1,985,004

TOTAL ASSET BACKED SECURITIES (Cost $25,137,604)					24,704,662

Shares
COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
57	Jason, Inc.(7)				340,440

Chemicals (0.3%)
48,141,831	Ascend Performance Litigation Trust Interest, Class A(5),(7),(16)				24,071
97,028,915	Ascend Performance Litigation Trust Interest, Class C(5),(7),(16)				9,703
10,659	Ascend Performance Materials Operations LLC(7)				10,659
89,998	Proppants Holdings LLC(5),(8),(16)				9,566
18,606	SK Mohawk Holdings, SCS(7)				167,454
15,074	Utex Industries				454,730

					676,183

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Class A(5),(7),(8),(16)				1,116

Health Facility (0.0%)
1,430	Western Dental Holdings LLC(7),(16)				14

Hotels (0.1%)
6,543	Aimbridge Acquisition Co., Inc.(7)				266,081

Personal & Household Products (0.1%)
32,039	Dream Well, Inc.(7)				273,661
32,039	Serta Simmons Bedding Equipment Co.(5),(7),(16)				0

					273,661

Pharmaceuticals (0.0%)
68,836	Akorn, Inc.(7)				2,753

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Private Placement (0.0%)
102,040,536	Technicolor SA(5),(7),(13),(16)	$0

Software - Services (0.0%)
9,482	New Blackboard LLC(7)	14,223

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(5),(7),(8),(13),(16)	3,111

Telecom - Wireline Integrated & Services (0.1%)
13,000	Luxco Co. Ltd.(7)	252,664

TOTAL COMMON STOCKS (Cost $6,947,117)		1,830,246

PREFERRED STOCK (0.0%)

Software - Services (0.0%)
5,194	New Blackboard LLC(7) (Cost $54,537)	51,940

WARRANT (0.0%)
Specialty Retail (0.0%)
245	Stretch U.K. Topco Ltd., expires 05/20/2033(7),(16) (Cost $2)	2

SHORT-TERM INVESTMENTS (4.1%)
3,140,283	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62%(14)	3,140,283
7,650,009	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(14),(15)	7,650,009

TOTAL SHORT-TERM INVESTMENTS (Cost $10,790,292)		10,790,292

TOTAL INVESTMENTS AT VALUE (139.8%) (Cost $385,492,965)		368,782,477

LIABILITIES IN EXCESS OF OTHER ASSETS (-39.8%)		(104,908,739)

NET ASSETS (100.0%)		$263,873,738

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to a value of $265,794,289 or 100.7% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)

Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Trustees.

(6)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2026. The rate may be subject to a cap and floor.
(7)	Non-income producing security.
(8)	Illiquid security.
(9)	All or a portion is an unfunded loan commitment.
(10)	Position is unsettled. Contract rate was not determined at July 31, 2026 and does not take effect until settlement.
(11)	Bond is currently in default.
(12)	This security is denominated in British Pound.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse High Yield Credit Fund Segregated Portfolio, an affiliated entity.
(14)	Rate shown reflects yield as of July 31, 2026.
(15)	Represents security purchased with cash collateral received for securities on loan.
(16)	Security is valued using significant unobservable inputs.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

Credit Suisse High Yield Credit Fund

Schedule of Investments (continued)

July 31, 2026 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Appreciation
GBP	36,864	USD	49,470	10/07/26	Barclays Bank PLC	$49,470	$49,609	$139
USD	724,324	EUR	618,379	10/07/26	Barclays Bank PLC	(724,324)	(713,277)	11,047
USD	6,475,603	EUR	5,525,661	10/07/26	Deutsche Bank AG	(6,475,603)	(6,373,650)	101,953
USD	66,908	EUR	56,570	10/07/26	JPMorgan Chase	(66,908)	(65,252)	1,656
USD	87,113	EUR	73,462	10/07/26	Morgan Stanley	(87,113)	(84,736)	2,377

Total Unrealized Appreciation								$117,172

Forward Foreign Currency Contracts
Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
EUR	325,340	USD	383,143	10/07/26	Barclays Bank PLC	$383,143	$375,268	$(7,875)
EUR	75,378	USD	89,096	10/07/26	Deutsche Bank AG	89,096	86,946	(2,150)
EUR	253,583	USD	295,107	10/07/26	JPMorgan Chase	295,107	292,499	(2,608)
USD	13,988	GBP	10,471	10/07/26	Barclays Bank PLC	(13,988)	(14,092)	(104)
USD	1,161,949	GBP	866,629	10/07/26	Deutsche Bank AG	(1,161,949)	(1,166,250)	(4,301)
USD	681,892	GBP	507,720	10/07/26	Morgan Stanley	(681,892)	(683,254)	(1,362)

Total Unrealized Depreciation								$(18,399)

Total Net Unrealized Appreciation/(Depreciation)								$98,773

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$247,342,974	$242,304	$247,585,278
Bank Loans	—	72,961,020	10,859,037	83,820,057
Asset Backed Securities	—	24,704,662	—	24,704,662
Common Stocks	—	1,782,665	47,581	1,830,246
Preferred Stock	—	51,940	—	51,940
Warrants	—	—	2	2
Short-term Investments	10,790,292	—	—	10,790,292

	$10,790,292	$346,843,261	$11,148,924	$368,782,477

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$117,172	$—	$117,172

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$18,399	$—	$18,399

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2026 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2025	$113,285	$3,041,464	$6,027	$0	$3,160,776
Accrued discounts (premiums)	—	90,706	—	—	90,706
Purchases	222,960	9,963,159	83,172	2	10,269,293
Sales	(1,403)	(980,289)	—	—	(981,692)
Realized gain (loss)	(4,480)	(1,248,659)	—	(11,699)	(1,264,838)
Change in unrealized appreciation (depreciation)	(88,058)	1,442,044	(41,618)	11,699	1,324,067
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(1,449,388)	—	—	(1,449,388)

Balance as of July 31, 2026	$242,304	$10,859,037	$47,581	$2	$11,148,924

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2026	$22,339	$290,156	$(49,384)	$—	$263,111

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At July 31, 2026	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)
	242,304	Vendor Pricing	Single Broker Quote	0.69 (0.69)
Bank Loan	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	10,859,037	Vendor Pricing	Single Broker Quote	0.57 - 1.01 (0.95)
Common Stocks	47,567	Income Approach	Expected Remaining Distribution	0.00 - 1.48 (0.12)
	14	Vendor Pricing	Single Broker Quote	0.01 (0.01)
Warrants	2	Vendor Pricing	Single Broker Quote	0.01 (0.01)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2026, $0 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,449,388 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at https://us-fund.ubs.com/en/home, as well as on the website of the Securities and Exchange Commission at www.sec.gov.